Voya Index Solution Income Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 7.9%
266,525		iShares 20+ Year Treasury Bond ETF	$27,305,486	3.9
267,537		Schwab U.S. TIPS ETF	13,858,417	2.0
431,087		Xtrackers USD High Yield Corporate Bond ETF	14,113,788	2.0

		Total Exchange-Traded Funds
		(Cost $68,555,210)	55,277,691	7.9

MUTUAL FUNDS: 81.0%
		Affiliated Investment Companies: 81.0%
2,144,900		Voya Emerging Markets Index Portfolio - Class P2	19,647,288	2.8
3,943,543		Voya International Index Portfolio - Class P2	33,598,986	4.8
1,323,087		Voya Russell Mid Cap Index Portfolio - Class P2	13,363,180	1.9
815,368		Voya Short Term Bond Fund - Class P2	7,403,546	1.1
37,201,299		Voya U.S. Bond Index Portfolio - Class P2	336,671,760	48.3
10,235,633		Voya U.S. Stock Index Portfolio - Class P2	153,636,855	22.1

		Total Mutual Funds
		(Cost $688,728,270)	564,321,615	81.0

Units			Value	Percentage of Net Assets
FUNDING AGREEMENTS: 10.6%
		Investment Contract: 10.6%
7,249,146	(1),(2)	VRIAC Contract, 1.600%	73,687,637	10.6

		Total Funding Agreements
		(Cost $72,837,581)	73,687,637	10.6

		Total Long-Term Investments
		(Cost $830,121,061)	693,286,943	99.5

Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.2%
		Mutual Funds: 0.2%
1,089,249	(3)	BlackRock Liquidity Funds, FedFund, Institutional Class, 2.760%
		(Cost $1,089,249)	1,089,249	0.2

		Total Short-Term Investments
		(Cost $1,089,249)	1,089,249	0.2

		Total Investments in Securities (Cost $831,210,310)	$694,376,192	99.7
		Assets in Excess of Other Liabilities	2,221,740	0.3
		Net Assets	$696,597,932	100.0

(1)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(2)	The Funding Agreement is issued by Voya Retirement Insurance and Annuity Company ("VRIAC"). The interest rate is assessed and may change quarterly.
(3)	Rate shown is the 7-day yield as of September 30, 2022.

Voya Index Solution Income Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$55,277,691	$–	$–	$55,277,691
Mutual Funds	564,321,615	–	–	564,321,615
Funding Agreements	–	–	73,687,637	73,687,637
Short-Term Investments	1,089,249	–	–	1,089,249
Total Investments, at fair value	$620,688,555	$–	$73,687,637	$694,376,192
Other Financial Instruments+
Futures	2,157,368	–	–	2,157,368
Total Assets	$622,845,923	$–	$73,687,637	$696,533,560
Liabilities Table
Other Financial Instruments+
Futures	$(1,979,219)	$–	$–	$(1,979,219)
Total Liabilities	$(1,979,219)	$–	$–	$(1,979,219)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at September 30, 2022:

Investments, at fair value	Fair Value at September 30, 2022	Valuation Technique(s)*	Significant Unobservable Input(s)	Value or Range of Input(s)	Weighted Average of Inputs**	Impact to Valuation from an Increase in Input***
Funding Agreements	$73,687,637	Cost Approach	Interest rate	1.600%	1.600%	Increase**

* Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.

** Unobservable inputs were weighted by the relative fair value of the instruments.

*** Represents the directional change in the fair value of the Level 3 investment(s) that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in signficantly higher or lower fair value measurements.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended September 30, 2022:

Funding Agreements
Assets:
Beginning balance at December 31, 2021	$46,268,502
Purchases	46,373,415
Sales	(19,790,970)
Accrued discounts/(premiums)
Total realized gain (loss)	228,427
Net change in unrealized appreciation (depreciation)****	608,263
Transfers into Level 3	-
Transfers out of Level 3	-
Ending balance at September 30, 2022	$73,687,637
Net change in unrealized appreciation (depreciation) on Level 3 securities still held as of September 30, 2022****	$608,263

**** Any difference between net change in unrealized apprecation (depreciation) and net change in unrealized appreciation (depreciation) on Level 3 securities still held at September 30, 2022 may be due to securities no longer held or categorized as Level 3 at period end.

Voya Index Solution Income Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 9/30/2022	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions

Voya Emerging Markets Index Portfolio - Class P2	$26,586,722	$15,536,471	$(12,227,602)	$(10,248,304)	$19,647,288	$618,263	$(1,139,224)	$1,035,532
Voya International Index Portfolio - Class P2	54,928,386	17,559,118	(20,376,153)	(18,512,365)	33,598,986	1,845,916	895,773	-
Voya Russell Mid Cap Index Portfolio - Class P2	18,528,116	3,747,773	(3,978,007)	(4,934,702)	13,363,180	166,367	(762,595)	1,182,588
Voya Short Term Bond - Class P2	27,674,560	28,928,983	(49,355,983)	155,986	7,403,546	375,009	(1,370,348)	-
Voya U.S. Bond Index Portfolio - Class P2	430,745,952	59,789,765	(90,187,113)	(63,676,844)	336,671,760	6,567,005	(5,190,864)	-
Voya U.S. Stock Index Portfolio - Class P2	211,018,081	74,529,386	(57,294,109)	(74,616,503)	153,636,855	78,746	14,939,447	13,749,506
VRIAC Contract	46,268,502	46,373,415	(19,562,543)	608,263	73,687,637	-	228,435	-
	$815,750,319	$246,464,911	$(252,981,510)	$(171,224,469)	$638,009,252	$9,651,306	$7,600,624	$15,967,626

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2022, the following futures contracts were outstanding for Voya Index Solution Income Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	157	12/16/22	$13,107,930	$(1,913,391)
U.S. Treasury 2-Year Note	21	12/30/22	4,313,203	(65,828)
			$17,421,133	$(1,979,219)
Short Contracts:
MSCI EAFE Index	(80)	12/16/22	(6,642,400)	730,656
S&P 500® E-Mini	(54)	12/16/22	(9,724,050)	1,426,712
			$(16,366,450)	$2,157,368

At September 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $837,757,367.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$3,050,537
Gross Unrealized Depreciation	(146,253,563)

Net Unrealized Depreciation	$(143,203,026)